Non-controlling Interest	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Controlling Interests [abstract]
Non-controlling Interest

NOTE 50. NON-CONTROLLING INTEREST
The following tables provide information about each subsidiary that has a non-controlling interest.
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.24	12.31.23
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%
Sudamericana Seguros Galicia S.A.	CABA -Argentina	0.57%	0.57%
Banco GGAL S.A.	CABA -Argentina	0.01%	—%
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.23	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.24
Galicia Broker Asesores de Seguros S.A.	147	—	(184)	152	115
Sudamericana Seguros Galicia S.A.	209,632	—	—	(136,919)	72,713
Banco GGAL S.A.	—	110,203	—	(10,968)	99,235
Total	209,779	110,203	(184)	(147,735)	172,063

Company	Balance as of 12.31.22	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.23
Galicia Broker Asesores de Seguros S.A.	140	—	(140)	147	147
Sudamericana Seguros Galicia S.A.	—	215,725	—	(6,093)	209,632
Total	140	215,725	(140)	(5,946)	209,779

Company	Balance as of 12.31.21	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.22
Galicia Broker Asesores de Seguros S.A.	74	—	—	66	140
Total	74	—	—	66	140
Summary information on subsidiaries is detailed in Note 15.